(NYSE ARCA, Inc.: SOVF)

Schedule of Investments

April 30, 2025

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.88%
Banking - 1.76%
Triumph Financial, Inc.(a)	34,233	$1,828,727

Consumer Discretionary Products - 7.18%
Columbia Sportswear Co.	14,649	910,728
Grand Canyon Education, Inc.(a)	17,963	3,204,060
LCI Industries	26,534	2,045,241
Miller Industries, Inc.	32,129	1,311,185
		7,471,214

Consumer Staple Products - 5.26%
Coca-Cola Consolidated, Inc.	2,215	3,003,119
J & J Snack Foods Corp.	3,631	470,541
Tyson Foods, Inc., Class A	24,423	1,495,665
Westrock Coffee Co.(a)	87,411	506,984
		5,476,309

Financial Services - 4.63%
Charles Schwab Corp.	10,839	882,295
P10, Inc., Class A	146,042	1,616,685
Raymond James Financial, Inc.	10,934	1,498,395
S&P Global, Inc.	1,630	815,081
		4,812,456

Health Care - 11.54%
Amicus Therapeutics, Inc.(a)	260,967	2,004,227
Becton, Dickinson and Co.	7,784	1,611,989
Molina Healthcare, Inc.(a)	7,175	2,346,297
National HealthCare Corp.	15,399	1,455,051
NeoGenomics, Inc.(a)	37,907	242,415
Option Care Health, Inc.(a)	47,981	1,550,266
ResMed, Inc.	5,032	1,190,521
U.S. Physical Therapy, Inc.	22,586	1,606,090
		12,006,856

Industrial Products - 5.81%
AZZ, Inc.	13,975	1,212,471
CSW Industrials, Inc.	2,797	874,007
Douglas Dynamics, Inc.	70,658	1,694,379
IDEX Corp.	2,583	449,364
ITT, Inc.	6,006	822,942
Lincoln Electric Holdings, Inc.	5,659	997,116
		6,050,279
	Shares	Value
Industrial Services - 10.03%
APi Group Corp.(a)	44,313	$1,676,361
EMCOR Group, Inc.	2,702	1,082,691
Fastenal Co.	7,114	576,021
H&R Block, Inc.	24,108	1,455,400
Healthcare Services Group, Inc.(a)	65,126	925,440
Insperity, Inc.	38,325	2,491,508
J.B. Hunt Transport Services, Inc.	3,157	412,241
Kforce, Inc.	14,913	569,677
United Parcel Service, Inc., Class B	6,544	623,643
Waste Connections, Inc.	3,166	625,697
		10,438,679

Insurance - 10.57%
American Financial Group, Inc.	19,144	2,424,779
Arthur J. Gallagher & Co.	5,005	1,605,054
Erie Indemnity Co., Class A	2,202	789,681
Goosehead Insurance, Inc., Class A	16,291	1,583,648
Primerica, Inc.	9,562	2,505,913
The Progressive Corp.	7,432	2,093,892
		11,002,967

Materials - 0.51%
Greif, Inc., Class A	10,130	531,622

Media - 0.62%
Advantage Solutions, Inc.(a)	479,885	643,046

Oil & Gas - 2.99%
APA Corp.	62,503	971,297
Devon Energy Corp.	36,213	1,101,237
Diamondback Energy, Inc.	7,846	1,035,750
		3,108,284

Real Estate - 3.34%
Camden Property Trust	4,827	549,312
CBRE Group, Inc., Class A(a)	18,715	2,286,599
SBA Communications Corp., Class A	2,644	643,550
		3,479,461

Retail & Wholesale - Staples - 2.42%
Copart, Inc.(a)	10,254	625,802
O'Reilly Automotive, Inc.(a)	442	625,518
US Foods Holding Corp.(a)	8,979	589,561
Walmart, Inc.	6,914	672,386
		2,513,267

See Notes to Schedule of Investments.

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Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

April 30, 2025 (Continued) (Unaudited)

	Shares	Value
Software & Tech Services - 19.77%
Alkami Technology, Inc.(a)	91,111	$2,431,753
Automatic Data Processing, Inc.	1,933	581,060
Endava PLC - Sponsored ADR(a)	145,002	2,640,486
Euronet Worldwide, Inc.(a)	29,948	2,967,847
Fiserv, Inc.(a)	7,591	1,401,071
HubSpot, Inc.(a)	821	502,042
Paycom Software, Inc.	10,473	2,370,982
Paylocity Holding Corp.(a)	13,962	2,682,100
Repay Holdings Corp., Class A(a)	480,241	1,920,964
Science Applications International Corp.	4,897	592,684
SPS Commerce, Inc.(a)	9,218	1,322,875
Verra Mobility Corp., Class A(a)	52,929	1,153,852
		20,567,716

Tech Hardware & Semiconductors - 10.31%
Arista Networks, Inc.(a)	9,349	769,142
Cisco Systems, Inc.	30,670	1,770,579
Diodes, Inc.(a)	21,642	831,053
NetApp, Inc.	28,281	2,538,220
Qorvo, Inc.(a)	8,865	635,354
Super Micro Computer, Inc.(a)	131,365	4,185,289
		10,729,637

Utilities - 3.14%
NextEra Energy, Inc.	15,396	1,029,685
Vistra Corp.	17,286	2,240,784
		3,270,469

TOTAL COMMON STOCKS
(Cost $109,785,949)		103,930,989

MONEY MARKET FUNDS - 0.15%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 4.26%(b)	154,310	154,310

TOTAL MONEY MARKET FUNDS
(Cost $154,310)		154,310

TOTAL INVESTMENTS - 100.03%
(Cost $109,940,259)		$104,085,299

Liabilities In Excess of Other Assets - (0.03%)		(29,954)

NET ASSETS - 100.00%		$104,055,345

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of April 30, 2025.

ADR – American Depository Receipt

PLC – Public Limited Company

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

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Sovereign’s Capital Flourish Fund

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. This report includes the Schedule of Investments for one series of the Trust, Sovereign’s Capital Flourish Fund (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests primarily in common stock of publicly traded U.S. companies that are selected by Sovereign’s Capital Management, LLC (the “Adviser”). The Adviser selects companies that are led by faith-driven CEOs that seek to build exceptional corporate cultures based on biblical values that allow employees to flourish. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S. The Fund commenced operations on September 29, 2023.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedule of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Sovereign’s Capital Flourish Fund

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2025 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of April 30, 2025:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$103,930,989	$–	$–	$103,930,989
Money Market Funds	154,310	–	–	154,310
Total	$104,085,299	$–	$–	$104,085,299

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions: Securities transactions are recorded as of the trade date.

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